Pay vs Performance Disclosure	12 Months Ended
	Dec. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with Item 402(v) of Regulation
S-K,
the Company is providing the following information:

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)(3)(4)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (1)	Average Compensation Actually Paid to non-PEO Named Executive Officers (2)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (6)	Operating Income (6)	RONAEBIT (7)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (5)
2023	$10,574,757	$21,236,348	$2,880,969	$5,248,302	$189.28	$150.20	$1,011.1	$1,047.6	37.6%
2022	9,484,660	12,577,620	2,687,596	3,520,186	145.95	127.15	911.7	954.7	35.5%
2021	9,872,946	17,335,075	2,809,457	4,597,000	134.00	134.52	820.5	852.9	35.5%
2020	7,933,529	3,713,918	2,398,651	1,274,781	104.01	111.06	627.0	630.9	27.8%

(1)	Information for the principal executive officer (“PEO”) for all years presented relates to Nicholas T. Pinchuk, Chairman, President and Chief Executive Officer.
Information for the
non-PEO
Named Executive Officers for all years presented relates to:

•	Aldo J. Pagliari – Senior Vice President–Finance and Chief Financial Officer

•	Thomas J. Ward – Senior Vice President and President–Repair Systems and Information Group

•	Anup R. Banerjee – Senior Vice President–Human Resources and Chief Development Officer

•	Timothy L. Chambers – Senior Vice President and President–Snap-on Tools Group

(2)
The dollar amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
Named Executive Officers” columns represent the amount of “compensation actually paid” to these executive officers as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to these individuals during the applicable year.

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns for the PEO and non-PEO
NEOs was determined by reference to: (i) for stock options, a Black-Scholes value as of the relevant measurement date; (ii) for outstanding RSU awards from 2021, 2022 and 2023, the closing price on the applicable year-end
dates or, in the case of vesting dates, the actual vesting price; and (iii) for the 2020 RSUs and PSUs granted in 2020 through 2023, the same valuation methodology as RSU awards discussed above except that year-end
values are multiplied by the probability of achievement as of each such date.

(3)
For the portion of compensation included in the “Compensation Actually Paid” columns that is based on the year-end
stock price, $288.84 was used for fiscal 2023. For PSUs that vested during the fiscal year, the values are based on the closing stock price on the vesting date, which was $249.26 in fiscal 2023. For further information regarding the valuation of equity awards, see Note 13 to our Consolidated Financial Statements, and for information regarding the stock prices used to value equity awards in the rows corresponding to 2020 to 2022, see “Pay Versus Performance” in the Company’s Proxy Statement for its 2023 Annual Meeting of Shareholders, which was filed with the SEC on March 10, 2023 (the “2023 Proxy Statement”).

(4)	The amounts reported in these columns for 2023 reflect the following adjustments from total compensation as reported in the Summary Compensation Table (the “SCT”):

	PEO	Average Non-PEO
Total Compensation Reported in 2023 SCT	$10,574,757	$2,880,969
Less: Value of Option Awards reported in SCT	(1,323,023)	(383,293)
Less: Value of Stock Awards reported in SCT	(5,532,076)	(1,202,119)
Less: Change in Pension Value in SCT	(455,232)	(139,019)
Less: Fair value of awards granted in prior fiscal years that failed to vest	—	—
Plus: Year-end value of awards granted in the fiscal year that are unvested and outstanding	7,612,450	1,625,158
Plus: Change in fair value of prior year awards that are unvested and outstanding	7,838,581	1,716,673
Plus: Change in fair value of prior year awards that vested in the fiscal year	315,496	77,852
Plus: Year-end value of options granted in fiscal year that are unvested and outstanding	1,508,537	437,038
Plus: Change in fair value of prior year options that are unvested and outstanding	409,847	128,925
Plus: Change in fair value of prior year options that vested in the fiscal year	287,011	79,944
Plus: Dividends paid on unvested awards	—	—
Plus: Pension service cost in the fiscal year	—	26,174
Actual Compensation Paid for Fiscal Year 2023	$21,236,348	$5,248,302
Pension service cost was calculated using the same methodology as used for the Company’s Consolidated Financial Statements, which is discussed in Note 11 to our Consolidated Financial Statements.

For information regarding adjustments from total compensation as reported in the SCT for 2020 to 2022, see “Pay Versus Performance” in the 2023 Proxy Statement.

(5)
The share prices illustrate the cumulative total shareholder return (“TSR”) each year of
Snap-on
common stock and of the S&P 500 Industrials Index since December 31, 2019, of a $100 investment, assuming that dividends were reinvested quarterly.

(6)
Net income and Operating income are reported in millions. Operating income represents income from continuing operations, excluding financial services income and the effect of foreign currency translation.

(7)
Return on net assets employed before interest and taxes (“RONAEBIT”) is calculated using a thirteen-month average and represents return on net assets employed before interest and taxes, excluding financial services and the effect of foreign currency translation. This methodology is consistent with that employed to calculate a company’s weighted average cost of capital.

Company Selected Measure Name	RONAEBIT
Named Executive Officers, Footnote
(1)	Information for the principal executive officer (“PEO”) for all years presented relates to Nicholas T. Pinchuk, Chairman, President and Chief Executive Officer.
Information for the
non-PEO
Named Executive Officers for all years presented relates to:

•	Aldo J. Pagliari – Senior Vice President–Finance and Chief Financial Officer

•	Thomas J. Ward – Senior Vice President and President–Repair Systems and Information Group

•	Anup R. Banerjee – Senior Vice President–Human Resources and Chief Development Officer

•	Timothy L. Chambers – Senior Vice President and President–Snap-on Tools Group

Peer Group Issuers, Footnote	The share prices illustrate the cumulative total shareholder return (“TSR”) each year of
Snap-on
	common stock and of the S&P 500 Industrials Index since December 31, 2019, of a $100 investment, assuming that dividends were reinvested quarterly.
PEO Total Compensation Amount	$ 10,574,757	$ 9,484,660	$ 9,872,946	$ 7,933,529
PEO Actually Paid Compensation Amount	$ 21,236,348	12,577,620	17,335,075	3,713,918
Adjustment To PEO Compensation, Footnote
(4)	The amounts reported in these columns for 2023 reflect the following adjustments from total compensation as reported in the Summary Compensation Table (the “SCT”):

	PEO	Average Non-PEO
Total Compensation Reported in 2023 SCT	$10,574,757	$2,880,969
Less: Value of Option Awards reported in SCT	(1,323,023)	(383,293)
Less: Value of Stock Awards reported in SCT	(5,532,076)	(1,202,119)
Less: Change in Pension Value in SCT	(455,232)	(139,019)
Less: Fair value of awards granted in prior fiscal years that failed to vest	—	—
Plus: Year-end value of awards granted in the fiscal year that are unvested and outstanding	7,612,450	1,625,158
Plus: Change in fair value of prior year awards that are unvested and outstanding	7,838,581	1,716,673
Plus: Change in fair value of prior year awards that vested in the fiscal year	315,496	77,852
Plus: Year-end value of options granted in fiscal year that are unvested and outstanding	1,508,537	437,038
Plus: Change in fair value of prior year options that are unvested and outstanding	409,847	128,925
Plus: Change in fair value of prior year options that vested in the fiscal year	287,011	79,944
Plus: Dividends paid on unvested awards	—	—
Plus: Pension service cost in the fiscal year	—	26,174
Actual Compensation Paid for Fiscal Year 2023	$21,236,348	$5,248,302
Pension service cost was calculated using the same methodology as used for the Company’s Consolidated Financial Statements, which is discussed in Note 11 to our Consolidated Financial Statements.

Non-PEO NEO Average Total Compensation Amount	$ 2,880,969	2,687,596	2,809,457	2,398,651
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,248,302	3,520,186	4,597,000	1,274,781
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The amounts reported in these columns for 2023 reflect the following adjustments from total compensation as reported in the Summary Compensation Table (the “SCT”):

	PEO	Average Non-PEO
Total Compensation Reported in 2023 SCT	$10,574,757	$2,880,969
Less: Value of Option Awards reported in SCT	(1,323,023)	(383,293)
Less: Value of Stock Awards reported in SCT	(5,532,076)	(1,202,119)
Less: Change in Pension Value in SCT	(455,232)	(139,019)
Less: Fair value of awards granted in prior fiscal years that failed to vest	—	—
Plus: Year-end value of awards granted in the fiscal year that are unvested and outstanding	7,612,450	1,625,158
Plus: Change in fair value of prior year awards that are unvested and outstanding	7,838,581	1,716,673
Plus: Change in fair value of prior year awards that vested in the fiscal year	315,496	77,852
Plus: Year-end value of options granted in fiscal year that are unvested and outstanding	1,508,537	437,038
Plus: Change in fair value of prior year options that are unvested and outstanding	409,847	128,925
Plus: Change in fair value of prior year options that vested in the fiscal year	287,011	79,944
Plus: Dividends paid on unvested awards	—	—
Plus: Pension service cost in the fiscal year	—	26,174
Actual Compensation Paid for Fiscal Year 2023	$21,236,348	$5,248,302
Pension service cost was calculated using the same methodology as used for the Company’s Consolidated Financial Statements, which is discussed in Note 11 to our Consolidated Financial Statements.

Compensation Actually Paid vs. Total Shareholder Return	The graph below illustrates the relationship between the compensation actually paid to the Company’s CEO (referred to in the graphs below as the PEO) and the average of the compensation actually paid to the other NEOs, and the TSR of
Snap-on
common stock and the S&P 500 Industrials Index for the indicated fiscal years:

Compensation Actually Paid vs. Net Income
The graph below illustrates the relationship between the compensation actually paid to the Company’s CEO and the average of the other NEOs and the Company’s net income and operating income for the indicated fiscal years:

Compensation Actually Paid vs. Company Selected Measure	The graph below illustrates the relationship between the compensation actually paid to the Company’s CEO and the average of the other NEOs and the Company’s RONAEBIT for the indicated fiscal years:
Total Shareholder Return Vs Peer Group	The graph below illustrates the relationship between the compensation actually paid to the Company’s CEO (referred to in the graphs below as the PEO) and the average of the compensation actually paid to the other NEOs, and the TSR of
Snap-on
common stock and the S&P 500 Industrials Index for the indicated fiscal years:

Tabular List, Table
The table below includes the metrics that the Company believes are the most important financial performance measures used to link compensation actually paid to Company performance for the most recently completed fiscal year:

Financial Performance Measure	Description
Operating income	Metric in annual incentive plan
RONAEBIT	Metric in annual incentive plan and PSUs
Sales	Metric in PSUs
Share price	Impacts value of stock options, PSUs and RSUs

Total Shareholder Return Amount	$ 189.28	145.95	134	104.01
Peer Group Total Shareholder Return Amount	150.2	127.15	134.52	111.06
Net Income (Loss)	$ 1,011,100,000	$ 911,700,000	$ 820,500,000	$ 627,000,000
Company Selected Measure Amount	0.376	0.355	0.355	0.278
PEO Name	Nicholas T. Pinchuk
Closing Stock Price On The Vesting Date	$ 249.26
Year End Closing Stock Price | $ / shares	$ 288.84
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
The graph below illustrates the relationship between the compensation actually paid to the Company’s CEO and the average of the other NEOs and the Company’s net income and operating income for the indicated fiscal years:

Other Performance Measure, Amount	1,047,600,000	954,700,000	852,900,000	630,900,000
Name	Operating income
Measure:: 2
Pay vs Performance Disclosure
Name	RONAEBIT
Measure:: 3
Pay vs Performance Disclosure
Name	Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Share price
PEO | Value of Option Awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,323,023)
PEO | Value of Stock Awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,532,076)
PEO | Change in Pension Value in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(455,232)
PEO | Year-end value of awards granted in the fiscal year that are unvested and outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,612,450
PEO | Change in fair value of prior year awards that are unvested and outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,838,581
PEO | Change in fair value of prior year awards that vested in the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	315,496
PEO | Year-end value of options granted in fiscal year that are unvested and outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,508,537
PEO | Change in fair value of prior year options that are unvested and outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	409,847
PEO | Change in fair value of prior year options that vested in the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	287,011
Non-PEO NEO | Value of Option Awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(383,293)
Non-PEO NEO | Value of Stock Awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,202,119)
Non-PEO NEO | Change in Pension Value in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(139,019)
Non-PEO NEO | Year-end value of awards granted in the fiscal year that are unvested and outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,625,158
Non-PEO NEO | Change in fair value of prior year awards that are unvested and outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,716,673
Non-PEO NEO | Change in fair value of prior year awards that vested in the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,852
Non-PEO NEO | Year-end value of options granted in fiscal year that are unvested and outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	437,038
Non-PEO NEO | Change in fair value of prior year options that are unvested and outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	128,925
Non-PEO NEO | Change in fair value of prior year options that vested in the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,944
Non-PEO NEO | Pension service cost in the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 26,174